Retirement benefit obligations - Life expectancy assumptions used to estimate defined benefit obligations (Details)	12 Months Ended
	Jul. 31, 2021	Jul. 31, 2020
UK | Current pensioners (at age 65)—male
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy after retirement	22 years	22 years
UK | Current pensioners (at age 65)—female
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy after retirement	25 years	25 years
UK | Future pensioners (at age 65)—male
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy after retirement	23 years	23 years
UK | Future pensioners (at age 65)—female
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy after retirement	25 years	26 years
Non-UK | Current pensioners (at age 65)—male
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy after retirement	22 years	22 years
Non-UK | Current pensioners (at age 65)—female
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy after retirement	25 years	24 years
Non-UK | Future pensioners (at age 65)—male
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy after retirement	23 years	23 years
Non-UK | Future pensioners (at age 65)—female
Disclosure of defined benefit plans [line items]
Actuarial assumption of life expectancy after retirement	26 years	26 years